Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000074146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free USA Fund (Institutional Class) – including sales charge
Accumulated Value	$ 10,000.01		$ 10,722.99	$ 10,794.08	$ 10,968.53	$ 11,921.64	$ 12,363.47	$ 13,528.72	$ 11,841.01	$ 11,789.69	$ 13,228.83	$ 12,578.02
C000006387 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free USA Fund (Class C) – including sales charge
Accumulated Value	10,000.01		10,613.13	10,574.94	10,646.45	11,451.05	11,756.47	12,729.35	11,035.25	10,873.93	12,086.87	11,381.23
C000006385 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free USA Fund (Class A) – including sales charge
Accumulated Value	9,550		10,208	10,248	10,396	11,265	11,654	12,715	11,107	11,027	12,349	11,704
C000006388 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free USA Intermediate Fund (Class A) – including sales charge
Accumulated Value	9,725.36		10,282.02	10,316.91	10,375.6	11,177.16	11,486.86	12,159.51	10,903.8	10,922.11	11,921.44	11,632.21
C000006390 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free USA Intermediate Fund (Class C) – including sales charge
Accumulated Value	10,000		10,485.44	10,431.88	10,402.37	11,111.95	11,322.5	11,882.35	10,570.76	10,508.96	11,385.63	11,025.89
C000074147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free USA Intermediate Fund (Institutional Class) – including sales charge
Accumulated Value	9,999.99		10,584.78	10,630.5	10,709.46	11,558.82	11,897.19	12,609.47	11,327.13	11,377.95	12,444.23	12,179.66
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,688	10,782	10,835	11,780	12,161	12,574	11,488	11,684	12,396	12,405
Bloomberg 3 15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3–15 Year Blend Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,599.9863	$ 10,715.91442	$ 10,720.36061	$ 11,594.9852	$ 11,988.34396	$ 12,317.72217	$ 11,444.38808	$ 11,636.58393	$ 12,248.30198	$ 12,472.15962